Borrowings - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Line of credit, maximum		$ 212.0
Long-term advances from the FHLB	10.0
Percentage of FHLB line of credit to asset		25.00%	25.00%
Line of credit with FHLB, equal to 25% of assets		264.5	256.9
Line of credit available		121.7	120.4
Loans, carrying value		305.9	285.6	297.7
Short-term and long-term borrowings outstanding under FHLB line of credit		76.8	41.9	117.5
Debt Instrument Weighted Average Remaining Term		3 years 6 months	3 years 6 months
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Weighted Average Interest Rate		4.14%	4.14%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances		94.0	94.0
Prepayment Fees on Advances, Net	11.5
Federal Home Loan Bank Advances Prepayment Penalty Of Diluted Per Share	$ 0.67
Federal Home Loan Bank Advances
Debt Instrument [Line Items]
Line of credit, maximum			175.7
Convertible advances
Debt Instrument [Line Items]
Long-term advances from the FHLB		107.5	107.5	107.5
Fixed rate hybrid advance
Debt Instrument [Line Items]
Long-term advances from the FHLB				10.0
Sun Trust Bank
Debt Instrument [Line Items]
Line of credit, maximum		20.0	20.0
Community Bankers Bank
Debt Instrument [Line Items]
Line of credit, maximum		15.0	15.0
Pacific Coast Bankers Bank
Debt Instrument [Line Items]
Line of credit, maximum		5.0	5.0
Daily Rate [Member]
Debt Instrument [Line Items]
Long-term advances from the FHLB		1.2	18.9
Fixed Rate [Member]
Debt Instrument [Line Items]
Long-term advances from the FHLB		$ 75.6	$ 23.0